SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Assets

Depreciation is computed using the straight-line method over the following estimated useful lives of the assets:

Buildings	20 years
Vehicles	5 years
Fixtures and equipment	1 to 15 years
Building improvement	3 to 11 years

Rollforward of Goodwill by Segment

A rollforward of goodwill by segment is as follows:

	Laboratory Services	Manufacturing Services	Total
Balance as of January 1, 2011	$23,956	$—	$23,956
Goodwill arising from acquisitions	10,745	—	10,745
Balance as of December 31, 2011	34,701	—	34,701
Goodwill adjustments	(479)	—	(479)
Impairment recognized	(1,661)		(1,661)

Balance as of December 31, 2012	$32,561	$—	$32,561

Share Based Compensation

Share-based compensation has been recorded as follows:

	Year Ended December 31,
	2010	2011	2012
Cost of revenues	3,636	3,793	3,905
Selling and marketing expenses	121	13	231
General and administrative expenses	6,328	7,667	10,178

Total	10,085	11,473	14,314